Note 19 - Loss on Sale of Vessels (Details Textual) $ in Thousands		12 Months Ended
	Sep. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ (0)	$ (12,355)	$ (0)
Property, Plant and Equipment, Net, Ending Balance		224,977	213,716
Vessels [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			310,016
Sale of Vessel Expense			10,852
Deposit Assets, Total			2,000
Gain (Loss) on Disposition of Property Plant Equipment, Total			(12,355)
Property, Plant and Equipment, Net, Ending Balance		156,585	136,292	$ 353,946
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Deposit Assets, Total			$ 1,000
M/T Nord Valiant [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 19,514
M/T Nord Valiant [Member] | Vessels [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 25,887
Property, Plant and Equipment, Net, Ending Balance					$ 27,047
Assets Held-for-sale, Long Lived, Fair Value Disclosure		25,887
Impairment of Long-Lived Assets to be Disposed of		$ 1,160
M/T Eco Marina Del Ray [Member]
Number of Vessels		1